Financial instruments	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within our Condensed Consolidated Balance Sheets.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in Level 3 fair value hierarchy are equity securities and convertible notes receivable measured at fair value through other comprehensive income ("FVOCI"), and fund investments, options to acquire private companies, and contingent consideration liabilities measured at fair value through profit and loss ("FVPL").

The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2020 and December 31, 2019.

	June 30, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	21	—	21
Long-term financial investments measured at FVPL	—	—	27	—	27
Long-term receivables from customers	—	—	—	107	107
Deferred compensation assets(1)	118	—	—	—	118
Non-current minimum lease payments from finance lease agreements	—	—	—	59	59
Long-term loans, advances, and security deposits	—	—	—	19	19
Total non-current financial assets	118	—	48	185	351
Current financial assets
Money market funds	795	—	—	—	795
Current portion of long-term financial investments measured at FVPL(2)	—	—	14	—	14
Current portion of long-term receivables from customers(2)	—	—	—	116	116
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	41	41
Other receivables, security deposits and current assets(2)	—	—	—	127	127
VAT receivables(2)	—	—	—	48	48
Derivative financial instruments(2)	—	2	—	—	2
Total current financial assets	795	2	14	332	1,143
Total financial assets at fair value and amortized cost or cost	913	2	62	517	1,494
Financial liabilities
Contingent consideration liabilities	—	—	(192)	—	(192)
Non-current financial debt	—	—	—	(3,909)	(3,909)
Current financial debt	—	—	—	(234)	(234)
Derivative financial instruments	—	(1)	—	—	(1)
Total financial liabilities at fair value and amortized cost	—	(1)	(192)	(4,143)	(4,336)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.

(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $2,921 million and a carrying value of $2,724 million as of June 30, 2020. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	31	—	31
Long-term financial investments measured at FVPL	—	—	28	—	28
Long-term receivables from customers	—	—	—	136	136
Deferred compensation assets(1)	122	—	—	—	122
Non-current minimum lease payments from finance lease agreements	—	—	—	78	78
Long-term loans, advances, and security deposits	—	—	—	34	34
Total non-current financial assets	122	—	59	248	429
Current financial assets
Money market funds	120	—	—	—	120
Current portion of long-term financial investments measured at FVPL(2)	—	—	33	—	33
Current portion of long-term receivables from customers(2)	—	—	—	122	122
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	46	46
Other receivables, security deposits and current assets(2)	—	—	—	147	147
VAT receivables(2)	—	—	—	64	64
Derivative financial instruments(2)	—	1	—	—	1
Total current financial assets	120	1	33	379	533
Total financial assets at fair value and amortized cost or cost	242	1	92	627	962
Financial liabilities
Contingent consideration liabilities	—	—	(243)	—	(243)
Non-current financial debt	—	—	—	(3,218)	(3,218)
Current financial debt	—	—	—	(245)	(245)
Derivative financial instruments	—	(16)	—	—	(16)
Total financial liabilities at fair value and amortized cost	—	(16)	(243)	(3,463)	(3,722)

(1)	Recorded in Other non-current assets.

(2)	Recorded in Other current assets.

(3)
Carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, and 2049 notes recorded in Non-current financial debt with a fair value of $2,049 million and a carrying value of $1,979 million as of December 31, 2019. The fair value of notes was determined using level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

The carrying amount is a reasonable approximation of fair value for all other financial assets and liabilities as of June 30, 2020, including Cash & cash equivalents, Trade receivables, Income tax receivables, and Trade payables.
There were no transfers of financial instruments between levels in the fair value hierarchy during the six months ended June 30, 2020.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2020	2019	2020	2019
Balance as of January 1	31	19	61	98
Additions	—	8	—	1
Cash receipts and payments	—	—	—	—
(Losses) recognized in consolidated statements of comprehensive (loss)/income	(10)	(7)	—	—
Gain/(losses) in consolidated income statements	—	—	3	3
Amortization	—	—	(23)	(29)
Reclassification	—	2	—	—
Balance as of June 30	21	22	41	73

Financial liabilities

	Contingent consideration liabilities
($ millions)	2020	2019
Balance as of January 1	(243)	(162)
Additions	—	(135)
Accretion for passage of time	(9)	(9)
Adjustments for changes in assumptions	40	13
Payments	20	—
Balance as of June 30	(192)	(293)

Changes in contingent consideration liabilities in the current year period include adjustments for changes in assumptions of $40 million primarily related to revised expectations for achievement of commercial milestones and timing of settlement for development milestones, and a payment of $20 million related to achievement of a development milestone. As of June 30, 2020, the maximum remaining potential payments related to contingent consideration from business combinations is $490 million plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Changes in contingent consideration liabilities in the prior year period included additions of $135 million related to the acquisition of PowerVision in March 2019 as described in Note 3 of these Condensed Consolidated Interim Financial Statements. The prior year period also included changes in assumptions of $13 million primarily related to the expected timing of settlement for development milestones.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" and "Provisions & other current liabilities” based on the projected timing of settlement which is estimated to range from 2020 through 2033 for contingent consideration obligations as of June 30, 2020.
Derivatives
As of June 30, 2020, the net value of unsettled positions for derivative forward contracts and swaps was $1 million, including $2 million of unrealized gains in Other current assets and $1 million of unrealized losses in Current financial debts. As of December 31, 2019, the net value of unsettled positions for derivative forward contracts and swaps was $15 million, including $1 million of unrealized gains in Other current assets and $16 million of unrealized losses in Current financial debts. There are master agreements with several banking counterparties for derivatives financial instruments, however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2020 or December 31, 2019.

Nature and extent of risks arising from financial instruments
Note 18 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. Since the date of the Form 20-F, COVID-19 has resulted in updates to our assessment of the nature and extent of certain risks arising from financial instruments, as outlined below. There have been no other significant changes in the nature and extent of risks arising from financial instruments or corresponding risk management policies since the date of the Form 20-F.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate.
With the continued adverse economic conditions in relation to the COVID-19 pandemic, there is an increased credit risk due to an increase in expected credit losses. Provisions for expected credit losses have been reflected in the financial statements as of June 30, 2020. Alcon will continue to assess forward-looking estimates of potential increased default rates and potential increase in lifetime expected credit losses.
Liquidity risk
Liquidity risk is defined as the risk that Alcon could not be able to settle or meet its obligations on time or at a reasonable price. Alcon Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Alcon manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors Alcon's net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Since March 2020, Alcon has experienced delayed collections from customers. With the continued adverse economic conditions in relation to the COVID-19 pandemic, there is an increased liquidity risk due to further potential delays or reductions in collections from our customers or increased difficulties in accessing the capital or debt markets. In response to the increased liquidity risk, on May 27, 2020, AFC completed an offering of $750 million of 2.600% senior notes due in 2030, increasing Alcon's overall liquidity. In addition, Alcon’s revolving credit facility with total availability of $1.0 billion remained undrawn as of June 30, 2020 with no current limitations on borrowing, and management has not identified any changes in Alcon's ability to access the capital or debt markets.